MAIRS & POWER FUNDS TRUST
Mairs & Power Growth Fund
Mairs & Power Balanced Fund
Mairs & Power Small Cap Fund

Supplement to Prospectus and Summary Prospectuses dated April 30, 2014

1)           New Co-Managers

As part of a succession plan established by Mairs and Power, Inc. (the “Adviser”), the investment adviser to the Mairs & Power Growth Fund (the “Growth Fund”), the Mairs & Power Balanced Fund (the “Balanced Fund”), and the Mairs & Power Small Cap Fund (the “Small Cap Fund”) (collectively, the “Funds”), William B. Frels has retired as a Trustee and the President of Mairs & Power Funds Trust (the “Trust”) and will no longer serve as co-manager of the Growth and Balanced Funds as of December 31, 2014.  Mr. Frels has been named Chairman Emeritus of the Adviser.

As of January 1, 2015, Andrew R. Adams has been named as co-manager of the Growth Fund, Kevin V. Earley has been named as co-manager of the Balanced Fund, and Allen D. Steinkopf has been named co-manager of the Small Cap Fund.  Effective January 1, 2015, the information regarding the Fund’s portfolio managers is updated as follows.

Growth Fund

The Section entitled “Portfolio Management” in the summary section of the prospectus and the summary prospectus for the Growth Fund is deleted in its entirety and replaced by the following:

Portfolio Management
The Fund employs Mairs and Power, Inc. to manage the Fund’s investment portfolio.  Mark L. Henneman, lead portfolio manager of the Fund since July 1, 2013 and co-manager of the Fund since 2006, is President, Chief Investment Officer and Director of the Adviser.  Andrew R. Adams, co-manager of the Fund since January 1, 2015, is Vice President and Director of the Adviser.

Balanced Fund

The Section entitled “Portfolio Management” in the summary section of the prospectus and the summary prospectus for the Balanced Fund is deleted in its entirety and replaced by the following:

Portfolio Management
The Fund employs Mairs and Power, Inc. to manage the Fund’s investment portfolio.  Ronald L. Kaliebe, lead portfolio manager of the Fund since July 1, 2013 and co-manager of the Fund since 2006, is Senior Vice President, Director of Fixed Income and Director of the Adviser.  Kevin V. Earley, co-manager of the Fund since January 1, 2015, is a Vice President and Director of the Adviser.

Small Cap Fund

The Section entitled “Portfolio Management” in the summary section of the prospectus and the summary prospectus for the Small Cap Fund is deleted in its entirety and replaced by the following:

Portfolio Management
The Fund employs Mairs and Power, Inc. to manage the Fund’s investment portfolio.  Andrew R. Adams, the lead portfolio manager of the Fund since inception in 2011, is Vice President and Director of the Adviser since 2006.  Allen D. Steinkopf, co-manager of the Fund since January 1, 2015, is a Vice President and Director of the Adviser.

The first four paragraphs under the Section entitled “Portfolio Managers” in the statutory prospectus are deleted in their entirety and replaced by the following:

Portfolio Managers
Mark L. Henneman, President, Chief Investment Officer and Director of the Adviser, has been primarily responsible for the day-to-day management of the Growth Fund since July 1, 2013.  Prior to such date, he was co-manager of the Growth Fund since 2006.

Ronald L. Kaliebe, Senior Vice President, Director of Fixed Income and Director of the Adviser, has been primarily responsible for the day-to-day management of the Balanced Fund since July 1, 2013.  Prior to such date, he was co-manager of the Balanced Fund since 2006.

Andrew R. Adams, Vice President and Director of the Adviser since 2006, has been primarily responsible for the day-to-day management of the Small Cap Fund since 2011, and serves as co-manager of the Growth Fund since January 1, 2015.

Kevin V. Earley, Vice President and Director of the Adviser, serves as co-manager of the Balanced Fund since January 1, 2015. Prior to such date, he was co-manager of two mutual funds at Nuveen Asset Management since 1999.

Allen D. Steinkopf, Vice President and Director of the Adviser, serves as co-manager of the Small Cap Fund since January 1, 2015. Prior to such date, he was the Senior Manager of Small Cap Equity at Nuveen Investments, formerly known as US Bank/FAF Advisors since 2003.

2)           Change to Purchase, Sale and Exchange Privileges

The methods for purchasing, exchanging and redeeming shares of the Growth Fund, Balanced Fund and Small Cap Fund as described in the Funds’ summary and statutory prospectuses have been amended, effective December 23, 2014 (the “Effective Date”), as described below.  All other provisions relating to the purchase, sale or exchange of Fund shares remain unchanged.

On-Line Purchase, Sale and Exchange Privileges – Non-IRA Accounts

As of the Effective Date, shareholders with non-IRA accounts held directly with the Funds will be able to purchase, sell and exchange shares of the Funds on-line at www.mairsandpower.com.

2

On-Line Purchase and Exchange Privileges – IRA Accounts

As of the Effective Date, shareholders with IRA accounts held directly with the Funds will be able to purchase and exchange shares of the Funds on-line at www.mairsandpower.com.  However, direct shareholders cannot sell shares of their IRA accounts on-line.

Telephonic Sale Privileges

As of the Effective Date, shareholders of IRA and non-IRA accounts held directly with the Funds will be able to sell shares telephonically by contacting the Funds, toll free, at 1-800-304-7404.

If you would like to decline telephonic sale privileges on your IRA account, please contact the Funds, toll free, at 1-800-304-7404.

Elect to use On-Line Purchase, Sale or Exchange Privileges

If you were a direct shareholder of a Fund prior to the Effective Date and you had previously accepted telephonic purchase, sale and exchange privileges on your account, then you will automatically be provided with on-line purchase, sale and exchange privileges.  If you were a direct shareholder of a Fund prior to the Effective Date but had previously declined telephonic privileges on your account, then you will need to contact the Funds, toll free, at 1-800-304-7404, in order to establish telephonic and/or on-line privileges on your account.

If you become a direct shareholder of a Fund on or after the Effective Date, then you will automatically be provided with telephonic and on-line purchase, sale and exchange privileges on your account, unless you decline these privileges on your account application.

Important Information Regarding Internet and Telephone Transactions

Your ability to use the website and telephone for transactions is dependent on the systems and services provided by various third parties.  While the Funds and their service providers have established certain security procedures, the Funds and their transfer agent cannot guarantee that internet and telephone transactions will be completely secure.  You should verify the accuracy of your confirmation statements upon receipt and notify the Funds immediately of any discrepancies in your account activity.  The Funds and their service providers will not be liable for any loss or expense resulting from any unauthorized purchases, sales or exchanges made through our website or by phone, as long as reasonable security procedures are followed.

3)           Special Meeting of Shareholders

The Board of Trustees of the Trust has determined to hold a special meeting of shareholders in the second quarter of 2015.  Two proposals will be presented to shareholders for approval.  First, shareholders of the Trust will be asked to elect six nominees to serve as Trustees of the Trust (among the nominees are four incumbent Trustees).  Second, shareholders of the Mairs & Power Balanced Fund will be asked to approve a revised investment objective for this Fund.  Prior to the meeting, shareholders entitled to vote at the special meeting will receive proxy materials discussing these proposals in greater detail.

The date of this Supplement is December 23, 2014.
Please keep this Supplement with your records.

3

MAIRS & POWER FUNDS TRUST
Mairs & Power Growth Fund
Mairs & Power Balanced Fund
Mairs & Power Small Cap Fund

Supplement to Statement of Additional Information (“SAI”) dated April 30, 2014

Management of the Funds

Effective December 31, 2014, William B. Frels retired as President and Trustee of Mairs & Power Funds Trust (the “Trust”), as a member of the Distribution and Fair Value Committees of the Trust, and as Chairman of Mairs and Power, Inc., the investment adviser to the Trust (the “Investment Adviser”).  Mark L. Henneman was appointed President of the Trust effective December 31, 2014.

Accordingly, the following table replaces the “Trustees and Officers” table in its entirety:

Name (Year of birth) and Address(1)	Position(s) Held with the Trust and Length of Time Served(2)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years (2)
INTERESTED PRINCIPAL OFFICER WHO IS A TRUSTEE
Jon A. Theobald (1945)	Secretary since 2003; Chief Compliance Officer from 2004 to 2012; Trustee since December 2012	• Chairman of the Board of the Investment Adviser (January 2015 to present). • Chief Executive Officer of the Investment Adviser (2012 to present). • President of the Investment Adviser (2007 to 2014). • Chief Operating Officer of the Investment Adviser (2007 to 2012). • Chief Compliance Officer of the Investment Adviser (2004 to 2012).	3	None

INTERESTED PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
Mark L. Henneman (1961)	President since December 31, 2014; Vice President from 2009 to 2014.
• President of the Investment Adviser
   (January 2015 to present).
• Chief Investment Officer of the Investment
   Adviser (January 2015 to present).
• Executive Vice President of the Investment
   Adviser (2012 to 2014).
• Vice President of the Investment Adviser
   (2004 to 2012).
			N/A	N/A

Ronald L. Kaliebe (1952)	Vice President since 2009
• Senior Vice President of the Investment
   Adviser (January 2015 to present).
· Director of Fixed Income of the Investment
   Adviser (January 2015 to present).
• Vice President of the Investment Adviser
   (2001 to 2014).
			N/A	N/A

Name (Year of birth) and Address(1)	Position(s) Held with the Trust and Length of Time Served(2)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years (2)
Andrew R. Adams (1972)	Vice President since 2011	• Vice President of the Investment Adviser (2006 to present).	N/A	N/A

Andrea C. Stimmel (1967)	Treasurer since 2011; Chief Compliance Officer since 2012
• Director of Operations and Treasurer of
   the Investment Adviser (2008 to present).
• Chief Compliance Officer of the Investment
   Adviser (2012 to present).
• Accounting Manager of the Investment
   Adviser (2004 to 2008).
			N/A	N/A

DISINTERESTED TRUSTEES
Norbert J. Conzemius (1941)	Trustee since 2000; Board Chair from February 2006 to December 2014; Nominating Committee Chair since 2006.	• Retired Chief Executive Officer, Road Rescue Incorporated.	3	Director, Mairs & Power Growth Fund, Inc. (2000 to 2011), Director, Mairs & Power Balanced Fund, Inc. (2000 to 2011)

Mary Schmid Daugherty (1958)	Trustee since December 2010; Audit Committee Chair since December 2012	• Associate Professor, Department of Finance, University of St. Thomas (1987 to present).	3	Director, Mairs & Power Growth Fund, Inc. (2010 to 2011), Director, Mairs & Power Balanced Fund, Inc. (2010 to 2011)

Bert J. McKasy (1942)	Board Chair since December 2014; Trustee since September 2006	• Attorney, Lindquist & Vennum, P.L.L.P. (1994 to present).	3	Director, Mairs & Power Growth Fund, Inc. (2006 to 2011), Director, Mairs & Power Balanced Fund, Inc. (2006 to 2011)

(1)      Unless otherwise indicated, the mailing address of each officer and trustee is:  W1520 First National Bank Building, 332 Minnesota Street, Saint Paul, MN 55101-1363.

(2)      Mr. Conzemius, Dr. Schmid Daugherty and Mr. McKasy served as directors of Mairs & Power Growth Fund, Inc. and Mairs & Power Balanced Fund, Inc. (together, the “Predecessor Funds”) prior to the reorganization of the Predecessor Funds into newly formed series of the Trust effective December 31, 2011.  Positions listed in this column for trustees and officers prior to 2012 refer to their positions with the Predecessor Funds.  Each trustee serves until his or her resignation or mandatory retirement age.  Each officer is elected annually and serves until his successor has been duly elected and qualified.

The Board of Trustees has nominated James D. Alt and Patrick A. Thiele to serve as independent trustees of the Trust, subject to approve by shareholders of the Trust at the special meeting to be held in the second quarter of 2015.

The date of this Supplement is December 23, 2014.
Please keep this Supplement with your records.

2